The Victory Portfolios

International Fund and International Select Fund

Supplement dated August 1, 2014

to the Prospectus dated March 1, 2014 (“Prospectus”)

This Prospectus is being revised to reflect a change in the portfolio manager of the International and International Select Funds. This Supplement supersedes the Supplement dated May 23, 2014 in its entirety.

1.              The following replaces the information under the section “Portfolio Managers” found on Page 5 and Page 11 of the Prospectus:

Elie J. Masri is a Portfolio Manager/Analyst of the Adviser and has been Portfolio Manager of the Fund since 2014.

2.              The following replaces the first four paragraphs of the section “Organization and Management of the Funds — Portfolio Management” found on Page 23 of the Prospectus:

Elie J. Masri is the Lead Portfolio Manager of the Fund.

Mr. Masri is a Portfolio Manager/Analyst of the Adviser and has been associated with the Adviser or an affiliate since 2008.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VF-INT-PRO-SUPP1

Supplement dated August 1, 2014 to

Statement of Additional Information

dated March 1, 2014, as supplemented on July 1, 2014

This Statement of Additional Information is being revised to reflect a change in the portfolio managers of the International and International Select Funds (together, the “International Funds”).

1.                                      The relevant sections of the chart on page 71 regarding the International Funds are replaced with the following effective August 1, 2014:

Fund (Portfolio Management Team)	Number of Other Accounts (Total Assets)* as of June 30, 2014	Number of Other Accounts (Total Assets)* Subject to a Performance Fee as of June 30, 2014
International Fund (Elie J. Masri)
Other Investment Companies	None	None
Other Pooled Investment Vehicles	2 ($94.8 million)	None
Other Accounts	None	None
International Select Fund (Elie J. Masri)
Other Investment Companies	None	None
Other Pooled Investment Vehicles	2 ($94.1 million)	None
Other Accounts	None	None

* Rounded to the nearest tenth of a billion, or million, as relevant.

2.              The following rows in the Fund Ownership table on pages 73-74 are added with the following effective August 1, 2014:

Portfolio Manager	Fund	Dollar Range of Shares Beneficially Owned as of June 30, 2014

Mr. Masri	International Fund International Select Fund	None None

3. In the first full paragraph under the Compensation section on page 74 the reference to “International and International Select Funds’ portfolio managers (Mr. Knerr, Mr. La Jaunie)” is removed.

4. All other references to Matthias A. Knerr and Chris J. La Jaunie in the SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.